Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax (Details) [Line Items]
Unused tax losses	$ 73,469,156	$ 62,470,655	$ 58,224,610
Aggregate amount	42,594,044	32,753,721	26,692,435
Deductible temporary differences	27,161,665	18,659,174	9,811,082
Aggregate amount of temporary investment	45,913	363,858	379,325
Deferred tax liabilities recognised	6,887	$ 2,292	$ 5,316
Annual consolidated revenue	$ 750,000,000
Hong Kong [Member]
Income Tax (Details) [Line Items]
Income tax rate	16.50%
Singapore [Member]
Income Tax (Details) [Line Items]
Income tax rate	17.00%
Taiwan [Member]
Income Tax (Details) [Line Items]
Income tax rate	20.00%
Malaysia [Member]
Income Tax (Details) [Line Items]
Income tax rate	24.00%
Philippines [Member] | Bottom of Range [Member]
Income Tax (Details) [Line Items]
Income tax rate	20.00%
Philippines [Member] | Top of Range [Member]
Income Tax (Details) [Line Items]
Income tax rate	25.00%